S000014681 [Member] Expense Example, No Redemption - Western Asset SMASh Series M Fund - SMASh Series M Fund	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	13
Expense Example, No Redemption, 5 Years	27
Expense Example, No Redemption, 10 Years	$ 70